13. 401(k) and Profit-Sharing Plan (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Pension expense	$ 551,577	$ 481,875